Consolidated Statement Of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in Other-Than-Temporary-Impairment (OTTI) Losses	$ (2.7)		$ (1.1)		$ (0.8)
Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI	(0.6)	[1]	(22.2)	[1]	(20.4)	[1]
Other Security Gains (Losses), net	1.6		(0.6)		0.8
Investment Security Gains (Losses), net	$ (1.7)	[2]	$ (23.9)	[2]	$ (20.4)	[2]

[1]	For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.
[2]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)